Consolidated statements of profit or loss	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Consolidated statements of profit or loss

10. The Group presents the consolidated statements of profit or loss by disclosing expenses by function. The consolidated statements of profit or loss disclosing expenses by nature is presented below:

CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2017	2018	2019	2019
		(₹ in million)	(₹ in million)#	(₹ in million)	(US dollars in million)
Revenue	6	714,644	909,549	909,012	13,144
Other operating income**		7,749	9,544	15,468	224
Investment and other income	7	45,428	31,361	31,540	456

Total Income		767,821	950,454	956,020	13,824
(Decrease)/increase in inventories of finished goods and work-in-progress		11,907	(5,392)	1,614	23
Raw materials and other consumables used*		(469,421)	(604,738)	(614,583)	(8,887)
Employee costs		(26,241)	(27,537)	(30,230)	(437)
Other costs		(29,928)	(33,404)	(42,530)	(615)
Depreciation and amortisation		(61,477)	(74,879)	(96,146)	(1,391)
Impairment (charge) / reversal		(1,162)	44,679	2,611	38
Finance and other costs	8	(54,927)	(135,473)	(59,026)	(853)

Profit before tax		136,572	113,710	117,730	1,702

Income tax expense	9	(38,027)	(66,426)	(41,501)	(600)

Profit for the year		98,545	47,284	76,229	1,102

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.
**

includes export incentive and duty drawback amounting to ₹2,563 million, ₹4,171 million and ₹4,577 million ($ 66 million) for financial year ended March 31, 2017, March 31, 2018 and March 31, 2019 respectively.

#	Restated (Refer Note 2(b))